PITNEY HARDIN LLP

SCOTT WARREN GOODMAN DIRECT DIAL NUMBER 973-966-8226 E-MAIL SGOODMAN@PITNEYHARDIN.COM	(MAIL TO) P.O. BOX 1945 MORRISTOWN, NEW JERSEY 07962-1945 (DELIVERY TO) 200 CAMPUS DRIVE FLORHAM PARK, NEW JERSEY 07932-0950 (973) 966-6300 FACSIMILE (973) 966-1015	NEW YORK, NEW YORK (212) 297-5800 FACSIMILE (212) 916-2940 BRUSSELS, BELGIUM 32-02-514-54-19 FACSIMILE 32-02-514-16-59

February 8, 2006

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Community Partners Bancorp (the “Company”)
Amendment No. 4 to Form S-4 filed November 10, 2005
File No. 333-129638 (the “Registration Statement”)

Attached for filing via EDGAR on behalf of the Company is Amendment No. 4 to the Registration Statement, which is being filed for the sole purpose of providing an updated consent of Grant Thornton LLP filed as Exhibit 23.1 thereto.

If you have any questions relating to the registration statement, please do not hesitate to contact me either by telephone at (973) 966-8226 or by facsimile at (973) 966-1015.

Very truly yours,

/s/ SCOTT WARREN GOODMAN

SCOTT WARREN GOODMAN

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